Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Interest and dividend income (Note 3)
Loans	$ 21,249	$ 18,677
Securities	5,670	4,899
Assets purchased under reverse repurchase agreements and securities borrowed	5,536	3,021
Deposits and other	566	307
Interest income	33,021	26,904
Interest expense
Deposits and other	9,603	6,564
Other liabilities	4,905	2,930
Subordinated debentures	322	270
Interest expense	14,830	9,764
Net interest income	18,191	17,140
Non-interest income
Insurance premiums, investment and fee income (Note 14)	4,279	4,566
Trading revenue	911	806
Investment management and custodial fees	5,377	4,803
Mutual fund revenue	3,551	3,339
Securities brokerage commissions	1,372	1,416
Service charges	1,800	1,770
Underwriting and other advisory fees	2,053	2,093
Foreign exchange revenue, other than trading	1,098	974
Card service revenue	1,054	933
Credit fees	1,394	1,433
Net gains on investment securities (Notes 2 and 4)	147	172
Share of profit in joint ventures and associates (Note 11)	21	335
Other	1,328	889
Non-interest income	24,385	23,529
Total revenue	42,576	40,669
Provision for credit losses (Notes 2, 4 and 5)	1,307	1,150
Insurance policyholder benefits, claims and acquisition expense (Note 14)	2,676	3,053
Non-interest expense
Human resources (Notes 16 and 21)	13,776	13,330
Equipment	1,593	1,434
Occupancy	1,558	1,588
Communications	1,049	1,011
Professional fees	1,379	1,214
Amortization of other intangibles (Note 10	1,077	1,015
Other	2,401	2,202
Non-interest expense	22,833	21,794
Income before income taxes	15,760	14,672
Income taxes (Note 22)	3,329	3,203
Net income	12,431	11,469
Net income attributable to:
Shareholders	12,400	11,428
Non-controlling interests	31	41
Net income	$ 12,431	$ 11,469
Basic earnings per share (in dollars) (Note 23)	$ 8.39	$ 7.59
Diluted earnings per share (in dollars) (Note 23)	8.36	7.56
Dividends per common share (in dollars)	$ 3.77	$ 3.48